Earnings Per Share (Details) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share [Abstract]
Average common shares outstanding - basic (in shares)	122,725	125,431
Effect of dilutive securities - stock-based compensation (in shares)	1,071	1,757
Average common shares - diluted (in shares)	123,796	127,188
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	632	42
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	42	42
Rowan Stock Appreciation Rights (SARs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	590	0